Convertible Notes - Subsequent events (Details) - $ / shares	May 13, 2025	Apr. 15, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 17, 2024	Dec. 31, 2023
Convertible Notes
Par value per share (in $ per share)			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Subsequent Event | Cara Therapeutics Inc.
Convertible Notes
Par value per share (in $ per share)		$ 0.001
Cara Therapeutics Inc.
Convertible Notes
Par value per share (in $ per share)					$ 0.001
Cara Therapeutics Inc. | Subsequent Event
Convertible Notes
Number of shares issued upon conversion of debt	1,265,757	1,265,757
Par value per share (in $ per share)	$ 0.001